CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 943,903	$ 2,765,153	$ 293,445
Accounts receivable	982,881	905,232	908,327
Inventory	2,954,852	3,633,190	8,500,770
Advance to suppliers	77,142,658	27,183,336	36,690,325
Tax receivable	370,099	3,643,142	276,638
Prepaid expenses	98,895	10,881	10,465
Notes receivable	474,196	15,727	226,867
Other current assets	1,575,632	2,376,867	6,350,750
Current deferred tax assets	90,915	65,964	74,976
Due from related parties	0	32,844,632	0
Total current assets	84,634,031	73,444,124	53,332,563
Property, plant and equipment, net	20,300,193	22,514,658	24,648,690
Intangible assets, net	35,906	42,463	0
Non-current deferred tax assets	119,192	53,864	0
TOTAL ASSETS	105,089,322	96,055,109	77,981,253
Current Liabilities
Accounts payable	12,566,650	8,093,254	8,355,457
Advance from customers	16,126,894	19,269,063	15,692,067
Income tax payable	7,891,782	6,467,260	5,701,872
Accrued liabilities	1,138,077	518,295	2,209,976
Tax payable	577,274	594,317	0
Loan from third party	0	3,625,069	0
Due to related party	2,690,635	0	1,531,755
Total current liabilities	40,991,312	38,567,258	33,491,127
Non-current deferred tax liabilities			170,686
TOTAL LIABILITIES	40,991,312	38,567,258	33,661,813
STOCKHOLDERS' EQUITY
Common Stock, .001 par value, 100,000,000 shares authorized, 12,105,421 and 10,050,418 shares issued and outstanding, respectively	12,105	10,050	10,000
Additional paid-in capital	4,642,339	3,194,658	3,173,897
Statutory reserve	1,475,198	1,475,198	1,475,198
Accumulated other comprehensive income	4,402,694	4,119,896	2,166,544
Retained earnings	53,565,674	48,688,049	37,493,801
TOTAL STOCKHOLDERS' EQUITY	64,098,010	57,487,851	44,319,440
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 105,089,322	$ 96,055,109	$ 77,981,253